Investment in Equity-Accounted Associate - Schedule of EV Resources GmbH (Details) - EV Resources GmbH [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of EV Resources GmbH [Line Items]
Current assets	$ 9,054	$ 3,415
Non-current assets	343,337	300,384
Current liabilities	(458,052)	(431,372)
Non-current liabilities
Equity	$ 105,662	$ 127,573